Related Party Transactions - Transactions with related party (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Short-term related party debt					$ 34,199	$ 26,316
Interest expense, net	$ 202	$ 583	$ 943	$ 1,173	2,629	2,645
Brown Brothers Harriman
Related Party Transactions
Interest expense, net		287	541	578	1,393	1,509
Wooster Capital
Related Party Transactions
Interest expense, net	149	147	296	297	599	498
Jo Ellen Ford
Related Party Transactions
Interest expense, net	53	52	106	106	214	178
Westrock Group, LLC
Related Party Transactions
Selling, general and administrative expense					3,333	2,778
Westrock Finance, LLC
Related Party Transactions
Interest expense, net		$ 97		$ 192	423	460
Short-term related party debt | Brown Brothers Harriman
Related Party Transactions
Short-term related party debt					34,199	26,316
Subordinated related party debt
Related Party Transactions
Subordinated related party debt	13,300		13,300		13,300	17,580
Subordinated related party debt | Wooster Capital
Related Party Transactions
Subordinated related party debt	9,800		9,800		9,800	9,800
Subordinated related party debt | Jo Ellen Ford
Related Party Transactions
Subordinated related party debt	$ 3,500		$ 3,500		$ 3,500	3,500
Subordinated related party debt | Westrock Finance, LLC
Related Party Transactions
Subordinated related party debt						$ 4,280